Unaudited Condensed Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Statement of Comprehensive Income [Abstract]
Tax on cash flow hedge gain (loss)	$ (4,881)	$ 4,409	$ (10,165)	$ 13,521